Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 – Related Party Transactions
Reimbursement of Expenses of Our General Partner
The employees of Pre-merger WPZ operated assets are employees of Williams. Williams directly charges us for the payroll and benefit costs associated with operations employees and carries the obligations for many employee-related benefits in its financial statements, including the liabilities related to employee retirement, medical plans, and paid time off. Our share of the costs is charged to us through affiliate billings and reflected in Operating and maintenance expenses in the Consolidated Statement of Comprehensive Income.
In addition, employees of Williams provide general and administrative services to us, and we are charged for certain administrative expenses incurred by Williams. These charges are either directly identifiable or allocated to our assets. Direct charges are for goods and services provided by Williams at our request. Allocated charges are based on a three-factor formula, which considers revenues; property, plant, and equipment; and payroll. Our share of direct and allocated administrative expenses is reflected in Selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income. In management’s estimation, the allocation methodologies used are reasonable and result in a reasonable allocation to us of our costs of doing business incurred by Williams.
The employees of Pre-merger ACMP operated assets were employees of Pre-merger ACMP’s general partner. Pre-merger ACMP’s general partner directly charged Pre-merger ACMP for payroll and benefit costs associated with operations employees and carried the obligations for many employee-related benefits. In addition, Pre-merger ACMP’s general partner charged Pre-merger ACMP for employee related costs for employees who provided general and administrative services to Pre-merger ACMP. These costs are reflected in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income. The employees for Pre-merger ACMP’s general partner became Williams’ employees on January 1, 2015.
In 2012, Williams engaged a consulting firm to assist in better aligning resources to support its business strategy following the December 31, 2011, spin-off of WPX Energy, Inc. (WPX). Our share of the allocated reorganization-related costs, included in Selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income, is $2 million and $26 million for the years ended December 31, 2013 and 2012, respectively.
Transactions with Equity-Method Investees
Service revenues, in the Consolidated Statement of Comprehensive Income, includes fees received from Appalachia Midstream Investments for the use of compression equipment during the year.
Product costs, in the Consolidated Statement of Comprehensive Income, include charges for the following types of transactions with equity-method investees:

•	Purchases of NGLs for resale from Discovery at market prices at the time of purchase.

•	Payments to OPPL for transportation of NGLs from certain natural gas processing plants.
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Service revenues	$13	$—	$—
Product costs	186	147	171
Operating and maintenance expenses - employee costs	413	339	275
Selling, general, and administrative expenses:
Employee direct costs	331	270	308
Employee allocated costs	171	169	190

The Accounts payable — affiliate in the Consolidated Balance Sheet represents the payable positions that result from the transactions with affiliates discussed above. We also have $13 million and $13 million in Accounts payable — trade in the Consolidated Balance Sheet with our equity-method investees at December 31, 2014 and 2013, respectively.
Operating Agreements with Equity-Method Investees
We have operating agreements with certain equity-method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. Williams supplied a portion of these services, primarily those related to employees since we do not have any employees, to certain equity-method investees. The total gross charges to equity-method investees for these fees included in the Consolidated Statement of Comprehensive Income are $75 million, $67 million, and $75 million for the years ended December 31, 2014, 2013, and 2012, respectively.
Omnibus Agreement
In February 2010, Pre-merger WPZ entered into an omnibus agreement with Williams. The terms of this agreement survived the Merger. Under this agreement, Williams is obligated to reimburse us for certain items including (i) maintenance capital expenditure amounts incurred by us or our subsidiaries for certain U.S. Department of Transportation projects, up to a maximum of $50 million, and (ii) an amount based on the amortization over time of deferred revenue amounts that relate to cash payments received by Williams prior to the closing of the contribution transaction for services to be rendered by us in the future at the Devils Tower floating production platform. Net amounts received under this agreement for the years ended December 31, 2014, 2013 and 2012 were $11 million, $12 million, and $15 million, respectively.
We have a contribution receivable from our general partner of $3 million at December 31, 2013, for amounts reimbursable to us under omnibus agreements. We net this receivable against Total partners’ equity in the Consolidated Balance Sheet.
Acquisitions and Equity Issuances
Basis of Presentation in Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies includes related party transactions for the Merger, Geismar, and Canada Acquisitions. Prior to the acquisition, Geismar operations were included in Williams’ cash management program under an unsecured promissory note agreement with Williams for both advances to and from Williams. In connection with the Geismar Acquisition, the outstanding advances were distributed to Williams at the close of the transaction. The distribution had no impact on our assets or liabilities. Changes in the advances to Williams are presented as Distributions to The Williams Companies, Inc.- net in the Consolidated Statement of Changes in Equity. The Canadian operations previously participated in Williams’ cash management program under a credit agreement with Williams. Net changes in amounts due to/from Williams prior to the Canada Acquisition are reflected within Distributions to/Contributions from The Williams Companies, Inc. - net within the Consolidated Statement of Changes in Equity.
Note 14 – Partners’ Capital includes related party transactions for the sale of limited partner units to Williams in March 2013.
Board of Directors
A member of Williams’ Board of Directors, who was elected in 2013, is also the current chairman, president, and chief executive officer of an energy services company that is a customer of ours. We recorded $115 million and $131 million in Service revenues in Consolidated Statement of Comprehensive Income from this company for transportation and storage of natural gas for the years ended December 31, 2014 and December 31, 2013, respectively. This board member does not have any material interest in any transactions between the energy services company and us and he had no role in any such transactions.
Mr. H. Michael Krimbill, a member of our Board of Directors until his term completion in August 2012, has served as the Chief Executive Officer of NGL Energy Partners LP, formerly Silverthorne Energy Partners LP, and as a director of its general partner since 2010. We recorded $61 million in Product sales in the Consolidated Statement of Comprehensive Income from NGL Energy Partners LP primarily for the sale of propane at market prices and $13 million in Product costs in the Consolidated Statement of Comprehensive Income for the purchase of propane at market prices for the year ended December 31, 2012.